United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza

Bloomington, IL 61710-0001

(Address of principal executive offices) (Zip code)

Michael L. Tipsord	Alan Goldberg
One State Farm Plaza	Bell, Boyd & Lloyd LLC
Bloomington, Illinois 61710-0001	Three First National Plaza
70 West Madison St., Suite 3100
Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2006

Date of reporting period: 02/28/2006

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

	Shares	Value
Common Stocks (99.04%)
Agriculture, Foods, & Beverage (8.70%)
Archer-Daniels-Midland Co.	3,477,500	$110,306,300
Campbell Soup Co.	92,000	2,863,960
Kellogg Co.	930,000	41,208,300
McCormick & Co. Inc.	428,600	14,070,938
PepsiCo Inc.	586,100	34,644,371
Sysco Corp.	766,500	23,063,985
The Coca-Cola Co.	888,500	37,290,345
The Hershey Co.	226,400	11,580,360

		275,028,559

Banks (7.38%)
AmSouth Bancorporation	333,637	9,258,427
Bank of America Corp.	1,048,527	48,074,963
Fifth Third Bancorp	191,000	7,382,150
M&T Bank Corp.	179,700	20,198,280
Northern Trust Corp.	144,000	7,591,680
Popular Inc.	1,724,503	35,231,596
SunTrust Banks Inc.	334,600	24,215,002
Wells Fargo & Co.	1,268,400	81,431,280

		233,383,378

Building Materials & Construction (2.60%)
Vulcan Materials Co.	1,039,200	82,096,800

Chemicals (6.06%)
Air Products & Chemicals Inc.	830,000	53,252,800
E.I. du Pont de Nemours and Co.	496,104	19,963,225
International Flavors & Fragrances Inc.	561,000	19,427,430
Sigma-Aldrich Corp.	1,375,000	88,563,750
The Dow Chemical Co.	243,000	10,456,290

		191,663,495

Computer Software & Services (3.77%)
Automatic Data Processing Inc.	149,000	6,882,310
Check Point Software Technologies Ltd. (a)	129,850	2,760,611
Microsoft Corp.	3,235,500	87,034,950
SAP AG	111,200	22,728,417

		119,406,288

Computers (4.60%)
Hewlett-Packard Co.	3,019,400	99,066,514
International Business Machines Corp.	580,000	46,539,200

		145,605,714

Consumer & Marketing (4.89%)
AptarGroup Inc.	190,800	10,121,940
Colgate-Palmolive Co.	436,300	23,769,624
Nestle SA ADR	456,800	33,585,672
The Procter & Gamble Co.	1,454,855	87,189,460

		154,666,696

Electronic/Electrical Mfg. (8.01%)
Agilent Technologies Inc. (a)	548,071	19,730,556
Applied Materials Inc.	1,662,700	30,493,918
Emerson Electric Co.	270,400	22,121,424
General Electric Co.	2,921,700	96,036,279
Intel Corp.	2,247,800	46,304,680
KLA-Tencor Corp.	247,200	12,911,256
Linear Technology Corp.	703,200	25,919,952

		253,518,065

Financial Services (4.11%)
Citigroup Inc.	1,485,633	68,888,802
Wachovia Corp.	1,091,900	61,222,833

		130,111,635

Health Care (14.58%)
Abbott Laboratories	567,100	25,054,478
Biomet Inc.	3,487,500	126,945,000
Eli Lilly & Co.	997,000	55,453,140
Johnson & Johnson	2,481,600	143,064,240
Medtronic Inc.	135,800	7,326,410
Merck & Co. Inc.	675,700	23,554,902
Pfizer Inc.	3,047,300	79,808,787

		461,206,957

Machinery & Manufacturing (6.51%)
3M Co.	497,000	36,574,230
Caterpillar Inc.	843,400	61,635,672
HNI Corp.	1,439,200	83,890,968
Illinois Tool Works Inc.	276,100	23,700,424

		205,801,294

Media & Broadcasting (3.44%)
CBS Corp. Class B	405,550	9,919,753
Reuters Group PLC ADR	155,433	6,206,440
The Walt Disney Co.	2,728,640	76,374,633
Viacom Inc. Class B	405,550	16,205,778

		108,706,604

Mining & Metals (2.64%)
BHP Billiton PLC	941,859	15,855,782
Newmont Mining Corp.	36,700	1,942,164
Nucor Corp.	265,600	22,854,880
Rio Tinto PLC ADR	226,800	42,783,552

		83,436,378

Oil & Gas (12.75%)
Anadarko Petroleum Corp.	105,100	10,421,716

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
BG Group PLC	3,199,100	$37,446,361
Bill Barrett Corp. (a)	550,000	18,216,000
BP PLC ADR	626,392	41,604,957
Chevron Corp.	1,060,000	59,868,800
Devon Energy Corp.	212,204	12,441,520
Exxon Mobil Corp.	2,615,200	155,264,424
Royal Dutch Shell PLC ADR Class A	516,300	31,225,824
Tidewater Inc.	154,191	8,056,480
Western Gas Resources Inc.	608,600	28,792,866

		403,338,948

Retailers (2.45%)
Home Depot Inc.	396,400	16,708,260
Wal-Mart Stores Inc.	1,339,100	60,741,576

		77,449,836

Telecom & Telecom Equipment (5.83%)
ADC Telecommunications Inc. (a)	257,142	6,510,836
AT&T Inc.	1,497,512	41,316,356
BellSouth Corp.	485,300	15,325,774
Cisco Systems Inc. (a)	1,515,700	30,677,768
Corning Inc. (a)	1,284,600	31,357,086
Lucent Technologies Inc. Warrants (a)	25,216	14,499
Motorola Inc.	792,000	16,948,800
Nokia Corp. ADR	1,181,100	21,944,838
Verizon Communications Inc.	411,000	13,850,700
Vodafone Group PLC ADR	336,900	6,508,908

		184,455,565

Utilities & Energy (0.72%)
Duke Energy Corp.	799,900	22,717,160

Total Common Stocks (cost $1,432,539,407)		3,132,593,372

	Shares or principal amount	Value
Short-term Investments (0.59%)
New Center Asset Trust, 4.560%, 03/01/2006	$13,000,000	$13,000,000
JPMorgan Treasury Plus Money Market Fund	5,538,121	5,538,121

Total Short-term Investments (cost $18,538,121)		18,538,121

TOTAL INVESTMENTS (99.63%) (cost $1,451,077,528)		3,151,131,493
OTHER ASSETS, NET OF LIABILITIES (0.37%)		11,824,658

NET ASSETS (100.00%)		$3,162,956,151

(a)	Non-income producing security.

ADR	- American Depository Receipts

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

	Shares	Value
Common Stocks (62.68%)
Agriculture, Foods, & Beverage (5.39%)
Archer-Daniels-Midland Co.	940,561	$29,834,595
Campbell Soup Co.	26,000	809,380
Kellogg Co.	310,000	13,736,100
PepsiCo Inc.	98,200	5,804,602
Sara Lee Corp.	58,000	1,024,860
Sysco Corp.	40,500	1,218,645
The Coca-Cola Co.	190,000	7,974,300
The Hershey Co.	34,400	1,759,560

		62,162,042

Banks (4.67%)
AmSouth Bancorporation	52,312	1,451,658
Bank of America Corp.	210,504	9,651,609
Fifth Third Bancorp	56,600	2,187,590
M&T Bank Corp.	30,400	3,416,960
Northern Trust Corp.	41,000	2,161,520
Popular Inc.	346,689	7,082,856
SunTrust Banks Inc.	54,300	3,929,691
Wells Fargo & Co.	373,800	23,997,960

		53,879,844

Building Materials & Construction (1.10%)
Vulcan Materials Co.	160,200	12,655,800

Chemicals (3.65%)
Air Products & Chemicals Inc.	230,000	14,756,800
E.I. du Pont de Nemours and Co.	108,705	4,374,289
International Flavors & Fragrances Inc.	120,000	4,155,600
Sigma-Aldrich Corp.	245,500	15,812,655
The Dow Chemical Co.	69,000	2,969,070

		42,068,414

Computer Software & Services (1.81%)
Automatic Data Processing Inc.	28,900	1,334,891
Microsoft Corp.	625,400	16,823,260
SAP AG	13,200	2,697,977

		20,856,128

Computers (3.21%)
Hewlett-Packard Co.	754,000	24,738,740
International Business Machines Corp.	152,100	12,204,504

		36,943,244

Consumer & Marketing (3.34%)
AptarGroup Inc.	45,900	2,434,995
Nestle SA ADR	101,000	7,425,904
The Procter & Gamble Co.	477,700	28,628,561

		38,489,460

Electronic/Electrical Mfg. (4.20%)
Agilent Technologies Inc. (a)	143,787	5,176,332
Applied Materials Inc.	182,000	3,337,880
Emerson Electric Co.	31,200	2,552,472
General Electric Co.	635,700	20,895,459
Intel Corp.	530,700	10,932,420
KLA-Tencor Corp.	45,100	2,355,573
Linear Technology Corp.	81,600	3,007,776
Texas Instruments Inc.	6,300	188,055

		48,445,967

Financial Services (2.83%)
Citigroup Inc.	307,000	14,235,590
Wachovia Corp.	327,620	18,369,653

		32,605,243

Health Care (9.52%)
Allergan Inc.	77,400	8,379,324
Biomet Inc.	911,250	33,169,500
Eli Lilly & Co.	212,000	11,791,440
Forest Laboratories Inc. (a)	20,900	959,310
Johnson & Johnson	417,700	24,080,405
Medtronic Inc.	21,600	1,165,320
Merck & Co. Inc.	144,100	5,023,326
Pfizer Inc.	960,000	25,142,400

		109,711,025

Machinery & Manufacturing (3.75%)
3M Co.	124,600	9,169,314
Caterpillar Inc.	262,400	19,176,192
HNI Corp.	160,000	9,326,400
Illinois Tool Works Inc.	65,300	5,605,352

		43,277,258

Media & Broadcasting (3.81%)
CBS Corp. Class B	49,450	1,209,547
Lee Enterprises Inc. Class A	42,000	1,467,900
Lee Enterprises Inc. Class B (b)	42,000	1,467,900
Reuters Group PLC ADR	200,433	8,003,290
The Walt Disney Co.	1,065,995	29,837,200
Viacom Inc. Class B	49,450	1,976,022

		43,961,859

Mining & Metals (2.96%)
Newmont Mining Corp.	29,200	1,545,264
Nucor Corp.	218,400	18,793,320
Rio Tinto PLC ADR	73,250	13,817,880

		34,156,464

Oil & Gas (7.11%)
BG Group PLC	256,800	3,005,916
Bill Barrett Corp. (a)	100,000	3,312,000

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2006

(Unaudited)

	Shares or principal amount	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
BP PLC ADR	115,786	$7,690,506
Chevron Corp.	288,000	16,266,240
Devon Energy Corp.	76,170	4,465,847
Exxon Mobil Corp.	448,000	26,597,760
Royal Dutch Shell PLC ADR Class A	216,400	13,087,872
Western Gas Resources Inc.	158,600	7,503,366

		81,929,507

Retailers (1.40%)
Home Depot Inc.	32,800	1,382,520
McDonald’s Corp.	62,900	2,195,839
Wal-Mart Stores Inc.	276,700	12,551,112

		16,129,471

Telecom & Telecom Equipment (3.62%)
ADC Telecommunications Inc. (a)	147,542	3,735,764
AT&T Inc.	470,024	12,967,962
BellSouth Corp.	47,800	1,509,524
Cisco Systems Inc. (a)	228,800	4,630,912
Corning Inc. (a)	372,300	9,087,843
Motorola Inc.	192,000	4,108,800
Nokia Corp. ADR	144,900	2,692,242
Verizon Communications Inc.	38,700	1,304,190
Vodafone Group PLC ADR	87,500	1,690,500

		41,727,737

Utilities & Energy (0.31%)
Duke Energy Corp.	125,900	3,575,560

Total Common Stocks (cost $304,466,418)		722,575,023

Corporate Bonds (17.47%)
Agriculture, Foods, & Beverage (1.42%)
Pioneer Hi-Bred International Inc.
5.750%, 01/15/2009	$3,000,000	3,040,278
WM Wrigley Jr. Co.
4.300%, 07/15/2010	1,000,000	971,646
Archer-Daniels-Midland Co.
5.870%, 11/15/2010	2,950,000	3,025,042
The Coca-Cola Co.
5.750%, 03/15/2011	3,000,000	3,080,082
HJ Heinz Co.
6.625%, 07/15/2011	3,000,000	3,122,631
Sara Lee Corp.
6.250%, 09/15/2011	2,000,000	2,039,286
Kraft Foods Inc.
6.250%, 06/01/2012	1,000,000	1,046,202

		16,325,167

	Principal amount	Value
Corporate Bonds (Cont.)
Automotive (0.65%)
Toyota Motor Credit
5.650%, 01/15/2007	$2,000,000	$2,008,888
Ford Motor Credit Co.
5.800%, 01/12/2009	3,000,000	2,695,521
General Motors Acceptance Corp.
7.750%, 01/19/2010	3,000,000	2,827,380

		7,531,789

Banks (0.43%)
JPMorgan Chase & Co.
5.350%, 03/01/2007	1,000,000	1,001,927
Bank of New York
5.050%, 03/03/2009	2,000,000	1,998,734
Bank of America Corp.
4.500%, 08/01/2010	1,000,000	974,716
Wells Fargo & Co.
4.875%, 01/12/2011	1,000,000	989,247

		4,964,624

Building Materials & Construction (0.53%)
Masco Corp.
6.750%, 03/15/2006	3,000,000	3,001,653
Vulcan Materials Co.
6.000%, 04/01/2009	3,000,000	3,078,690

		6,080,343

Chemicals (0.52%)
The Dow Chemical Co.
6.125%, 02/01/2011	3,000,000	3,112,176
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	3,000,000	2,916,225

		6,028,401

Computers (0.26%)
International Business Machines Corp.
5.375%, 02/01/2009	3,000,000	3,025,116

Consumer & Marketing (1.53%)
Kimberly-Clark Corp.
7.100%, 08/01/2007	3,000,000	3,076,611
Avery Dennison Corp.
5.900%, 12/01/2008	5,000,000	5,058,600
The Procter & Gamble Co.
6.875%, 09/15/2009	3,000,000	3,175,353
Unilever Capital Corp.
7.125%, 11/01/2010	3,000,000	3,215,037
Clorox Co.
6.125%, 02/01/2011	3,000,000	3,087,354

		17,612,955

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2006

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Electronic/Electrical Mfg. (0.27%)
Emerson Electric Co.
5.850%, 03/15/2009	$3,000,000	$3,062,991

Financial Services (1.17%)
Household Finance Corp.
7.200%, 07/15/2006	3,000,000	3,022,806
Citigroup Inc.
5.000%, 03/06/2007	1,000,000	998,391
General Electric Capital Corp.
7.375%, 01/19/2010	2,000,000	2,150,300
BellSouth Capital Funding Corp.
7.750%, 02/15/2010	3,000,000	3,256,410
Citigroup Inc.
4.625%, 08/03/2010	1,000,000	979,080
Wells Fargo Financial
6.125%, 04/18/2012	2,000,000	2,080,868
Citigroup Inc.
5.300%, 01/07/2016	1,000,000	998,554

		13,486,409

Health Care (1.92%)
Abbott Laboratories
5.625%, 07/01/2006	3,000,000	3,007,224
3.500%, 02/17/2009	1,000,000	955,959
Johnson & Johnson
6.625%, 09/01/2009	3,000,000	3,165,420
Becton Dickinson & Co.
7.150%, 10/01/2009	3,000,000	3,198,720
Genentech Inc.
4.400%, 07/15/2010	1,000,000	972,851
Eli Lilly & Co.
6.000%, 03/15/2012	2,000,000	2,092,342
Merck & Co. Inc.
4.375%, 02/15/2013	2,000,000	1,891,990
Schering-Plough Corp.
5.550%, 12/01/2013	1,000,000	1,008,230
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	973,119
GlaxoSmithKline
4.375%, 04/15/2014	3,000,000	2,847,189
AstraZeneca PLC SP
5.400%, 06/01/2014	2,000,000	2,028,112

		22,141,156

Machinery & Manufacturing (1.64%)
United Technologies Corp.
7.000%, 09/15/2006	3,000,000	3,032,583
Illinois Tool Works Inc.
5.750%, 03/01/2009	3,000,000	3,060,156
Caterpillar Inc.
7.250%, 09/15/2009	3,000,000	3,195,654
Honeywell International Inc.
7.500%, 03/01/2010	3,000,000	3,253,860
Deere & Co.
7.850%, 05/15/2010	3,000,000	3,296,154
Dover Corp.
6.500%, 02/15/2011	2,000,000	2,110,340
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	958,879

		18,907,626

Media & Broadcasting (0.87%)
The Walt Disney Co.
5.500%, 12/29/2006	2,000,000	2,006,056
Gannett Co.
5.500%, 04/01/2007	1,000,000	999,344
The Washington Post Co.
5.500%, 02/15/2009	3,000,000	3,010,827
New York Times Co.
4.500%, 03/15/2010	500,000	482,255
Knight-Ridder Inc.
7.125%, 06/01/2011	3,000,000	3,013,803
New York Times Co.
5.000%, 03/15/2015	500,000	474,528

		9,986,813

Mining & Metals (0.63%)
Alcan Inc.
6.450%, 03/15/2011	2,000,000	2,093,148
Alcoa Inc.
6.500%, 06/01/2011	3,000,000	3,166,146
BHP Billiton Finance
5.250%, 12/15/2015	2,000,000	1,984,786

		7,244,080

Oil & Gas (0.26%)
Texaco Capital
5.500%, 01/15/2009	3,000,000	3,039,945
Retailers (1.06%)
Albertson’s Inc.
6.950%, 08/01/2009	3,000,000	3,044,694
Wal-Mart Stores Inc.
6.875%, 08/10/2009	3,000,000	3,171,729
Home Depot Inc.
4.625%, 08/15/2010	2,000,000	1,968,010
McDonald’s Corp.
6.000%, 04/15/2011	3,000,000	3,095,196
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	989,696

		12,269,325

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2006

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Telecom & Telecom Equipment (1.62%)
US West Communications
5.625%, 11/15/2008	$5,000,000	$4,950,000
Motorola Inc.
7.625%, 11/15/2010	3,000,000	3,300,747
Verizon New Jersey Inc.
5.875%, 01/17/2012	3,000,000	3,021,642
SBC Communications Inc.
5.875%, 02/01/2012	3,000,000	3,068,541
Telstra Corp. Ltd.
6.375%, 04/01/2012	2,000,000	2,090,630
Alltel Corp.
7.000%, 07/01/2012	2,000,000	2,188,772

		18,620,332

Utilities & Energy (2.69%)
Virginia Electric & Power
5.375%, 02/01/2007	3,000,000	3,002,772
PPL Electric Utilities
5.875%, 08/15/2007	2,000,000	2,016,778
Northern Illinois Gas
5.875%, 08/15/2008	3,000,000	3,052,554
Duke Energy Corp.
7.375%, 03/01/2010	3,000,000	3,206,898
IES Utilities
6.750%, 03/15/2011	2,000,000	2,112,972
Florida Power Corp.
6.650%, 07/15/2011	3,000,000	3,182,334
Wisconsin Public Service
6.125%, 08/01/2011	3,000,000	3,129,117
Pacificorp
6.900%, 11/15/2011	2,000,000	2,155,348
Tampa Electric Co.
6.875%, 06/15/2012	3,000,000	3,241,593
MidAmerican Energy Co.
5.125%, 01/15/2013	2,000,000	1,981,414
Georgia Power
5.250%, 12/15/2015	2,000,000	1,988,206
Union Electric Co.
5.400%, 02/01/2016	2,000,000	1,989,744

		31,059,730

Total Corporate Bonds (cost $196,506,581)		201,386,802

	Shares or principal amount	Value
Government Agency Securities (0.89%)
Federal National Mortgage Association
6.000%, 05/15/2008	$10,000,000	$10,224,700

Total Government Agency Securities (cost $9,852,855)		10,224,700

U.S. Treasury Obligations (16.03%)
U.S. Treasury Notes
6.125%, 08/15/2007	15,000,000	15,296,490
3.000%, 11/15/2007	20,000,000	19,446,100
5.500%, 02/15/2008	4,000,000	4,062,812
3.125%, 10/15/2008	15,000,000	14,435,160
5.750%, 08/15/2010	5,000,000	5,226,365
5.000%, 08/15/2011	5,000,000	5,094,335
4.875%, 02/15/2012	10,000,000	10,134,770
4.375%, 08/15/2012	10,000,000	9,868,750
3.875%, 02/15/2013	10,000,000	9,563,670
3.625%, 05/15/2013	10,000,000	9,410,160
4.250%, 08/15/2013	10,000,000	9,771,090
4.250%, 11/15/2013	10,000,000	9,762,890
4.000%, 02/15/2014	10,000,000	9,589,840
4.250%, 11/15/2014	20,000,000	19,485,940
4.000%, 02/15/2015	15,000,000	14,348,430
4.125%, 05/15/2015	20,000,000	19,307,040

Total U.S. Treasury Obligations (cost $189,017,382)		184,803,842

Short-term Investments (2.48%)
New Center Asset Trust, 4.560%, 03/01/2006	27,000,000	27,000,000
JPMorgan Treasury Plus Money Market Fund	1,584,135	1,584,134

Total Short-term Investments (cost $28,584,134)		28,584,134

TOTAL INVESTMENTS (99.55%) (cost $ 728,427,370)		1,147,574,501
OTHER ASSETS, NET OF LIABILITIES (0.45%)		5,220,557

NET ASSETS (100.00%)		$1,152,795,058

(a)	Non-income producing security.

(b)	Illiquid and fair valued due to sales restrictions on Class B shares. At February 28, 2006, the fair value of this security amounted to $1,467,900 or 0.13% of net assets.

ADR	- American Depository Receipts

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

	Shares or principal amount	Value
U.S. Treasury Obligations (96.72%)
U.S. Treasury Notes
4.625%, 05/15/2006	$7,000,000	$7,000,000
6.500%, 10/15/2006	4,000,000	4,041,564
3.500%, 11/15/2006	9,000,000	8,922,654
6.250%, 02/15/2007	4,000,000	4,056,092
6.625%, 05/15/2007	3,000,000	3,066,681
4.375%, 05/15/2007	5,000,000	4,980,080
3.250%, 08/15/2007	10,000,000	9,795,310
6.125%, 08/15/2007	9,000,000	9,177,894
5.500%, 02/15/2008	13,150,000	13,356,495
5.625%, 05/15/2008	5,000,000	5,098,440
3.250%, 08/15/2008	5,000,000	4,837,305
4.750%, 11/15/2008	10,000,000	10,021,090
3.000%, 02/15/2009	5,000,000	4,772,265
3.125%, 04/15/2009	8,000,000	7,647,184
5.500%, 05/15/2009	10,000,000	10,250,390
6.000%, 08/15/2009	11,000,000	11,471,372
6.500%, 02/15/2010	15,000,000	15,993,165
4.000%, 04/15/2010	10,000,000	9,759,770
5.750%, 08/15/2010	10,000,000	10,452,730
5.000%, 02/15/2011	10,000,000	10,176,560
5.000%, 08/15/2011	6,000,000	6,113,202

Total U.S. Treasury Obligations (cost $174,906,254)		170,990,243

Short-term Investments (3.10%)
New Center Asset Trust,
4.560%, 03/01/2006	3,000,000	3,000,000
JPMorgan Treasury Plus Money Market Fund	2,473,814	2,473,814

Total Short-term Investments (cost $5,473,814)		5,473,814

TOTAL INVESTMENTS (99.82%) (cost $180,380,068)		176,464,057
OTHER ASSETS, NET OF LIABILITIES (0.18%)		317,605

NET ASSETS (100.00%)		$176,781,662

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (98.79%)
Alabama (1.56%)
City of Birmingham, Alabama, General Obligation Refunding Bonds, Series 2002A	5.500%	04/01/2013	Aaa	$2,000,000	$2,202,800
Limestone County Board of Education, Alabama, Capital Outlay Tax Anticipation Warrants, Series 1998	4.900%	07/01/2015	Aaa	2,465,000	2,565,966
City of Hoover, Alabama, General Obligation Warrants	5.000%	03/01/2017	Aaa	2,000,000	2,161,720

					6,930,486

Alaska (1.27%)
Municipality of Anchorage, Alaska, 2000 General Obligation General Purpose Bonds, Series A (Prerefunded to 09-01-2010 @ 100) (a)	5.625%	09/01/2013	Aaa	1,500,000	1,620,480
Municipality of Anchorage, Alaska, Senior Lien Refunding Electric Revenue Bonds, 1996	6.500%	12/01/2014	Aaa	2,000,000	2,382,020
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 1999 Series A (Prerefunded to 03-01-2009 @ 100) (a)	5.000%	03/01/2015	Aaa	1,565,000	1,631,638

					5,634,138

Arizona (2.89%)
City of Phoenix, Arizona, General Obligation Refunding Bonds, Series 1993 A	5.300%	07/01/2006	Aa1	2,340,000	2,354,648
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.100%	07/01/2008	A1	1,000,000	1,073,480
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.000%	07/01/2009	A1	1,200,000	1,317,708
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.000%	07/01/2010	A1	2,500,000	2,823,750
Mesa Unified School District No. 4 of Maricopa County, Arizona, School Improvement Bonds, Project of 1995, Series D (1997) (Prerefunded to 07-01-2007 @ 100) (a)	4.750%	07/01/2010	Aaa	4,250,000	4,325,353
Salt River Project Arizona Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2002 Series C	5.000%	01/01/2015	Aa2	900,000	966,051

					12,860,990

Arkansas (2.94%)
State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds, General Obligation, Series 2002	5.000%	08/01/2013	Aa2	5,000,000	5,350,150
State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds, General Obligation, Series 2002	5.000%	08/01/2014	Aa2	2,000,000	2,134,180
Bentonville School District No. 6, Benton County, Arkansas Construction Bonds	4.000%	06/01/2015	A1	960,000	959,213
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.250%	06/01/2015	A1	1,020,000	1,027,324
Van Buren Arkansas, School District No. 42, Refunded and Construction	4.500%	04/01/2017	Aaa	1,295,000	1,316,160
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.375%	06/01/2017	A1	1,110,000	1,118,114
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.500%	06/01/2018	A1	1,155,000	1,165,337

					13,070,478

California (7.66%)
State of California, Various Purpose, General Obligation Bonds	6.000%	10/01/2006	A2	2,000,000	2,029,900
Sacramento County, California, Sanitary District Financing Authority Revenue Bonds, 1995 (Escrowed to Maturity) (a)	5.000%	12/01/2007	AA	2,830,000	2,883,770

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2006

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
Sacramento County, California, Sanitary District Financing Authority Revenue Bonds, 1995 (Prerefunded to 12-01-2007 @ 100) (a)	5.000%	12/01/2008	AA	$1,500,000	$1,528,500
State of California, Various Purpose, General Obligation Bonds	5.000%	02/01/2014	A2	3,600,000	3,822,768
Calleguas-Las Virgines, Public Financing Authority Revenue Bonds, Series A (Calleguas Municipal Water District Project)	5.000%	07/01/2015	Aaa	1,000,000	1,076,070
Golden West Schools Financing Authority, 2005 General Obligation Revenue Bonds	5.000%	08/01/2015	Aaa	1,515,000	1,655,153
State of California, Various Purpose General Obligation Bonds	5.250%	11/01/2015	A2	3,000,000	3,269,970
Los Angeles Unified School District, County of Los Angeles, California, General Obligation Bonds, Series A 2003	5.375%	07/01/2016	Aaa	3,905,000	4,331,816
State of California, Various Purpose General Obligation Bonds	5.000%	02/01/2017	A2	3,250,000	3,450,135
San Diego Community College District, San Diego County, California, General Obligation Bonds, Election of 2002, Series 2003	5.000%	05/01/2017	Aaa	1,355,000	1,454,281
State of California, Economic Recovery Bonds, Series A	5.000%	07/01/2017	Aa3	5,000,000	5,318,900
Chino Valley Unified School District, (County of San Bernadino, California) General Obligation Bonds, 2002 Election, Series B	5.000%	08/01/2017	Aaa	1,560,000	1,677,796
State of California, General Obligation Bonds	5.000%	12/01/2017	A2	300,000	315,744
State of California, General Obligation Bonds (Prerefunded to 12-01-2010 @ 100) (a)	5.000%	12/01/2017	A2	1,200,000	1,274,220

					34,089,023

Colorado (5.86%)
Arapahoe County School District No. 6, Colorado, Littleton Public Schools General Obligation Improvement Bonds, Series 1995A (Prerefunded to 12-01-2006 @ 102) (a)	5.000%	12/01/2007	Aa2	2,000,000	2,063,740
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 1999 (Escrowed to maturity) (a)	5.500%	12/15/2009	Aa2	2,000,000	2,139,740
Mesa County Valley School District No. 51, County of Mesa, State of Colorado, General Obligation Bonds, Series 1996 (Prerefunded to 12-01-2006 @ 101) (a)	5.300%	12/01/2010	Aaa	2,540,000	2,601,697
St. Vrain School District # R3-1J, Colorado, General Obligation, Series 1997 (Prerefunded to 12-15-2007 @ 101) (a)	5.000%	12/15/2012	Aaa	3,135,000	3,252,092
City of Boulder, Colorado, Open Space Acquisition Refunding Bonds, Series 1999	5.000%	08/15/2013	Aa1	1,855,000	1,940,961
School District Number 12 Adams County, Colorado, (Adams 12 Five Star Schools), General Obligation Bonds, Series 2001A	5.250%	12/15/2013	Aaa	1,750,000	1,890,612
School District Number 12 Adams County, Colorado, (Adams 12 Five Star Schools), General Obligation Bonds, Series 2001A (Prerefunded to 12-15-2011 @ 100) (a)	5.250%	12/15/2013	Aaa	1,250,000	1,358,113
El Paso County, Colorado, School District Number 2, Harrison, (El Paso County, Colorado) General Obligation Bonds, Series 2001	5.500%	12/01/2014	Aaa	1,135,000	1,234,891
Weld County School District 6, Weld County, Colorado, General Obligation Bonds, Series 2002	5.250%	12/01/2014	Aaa	1,365,000	1,473,504
City of Colorado Springs, Colorado, Utilities System, Subordinate Lien Improvement Revenue Bonds, Series 2005B.	4.750%	11/15/2015	Aaa	510,000	548,117
El Paso County, Colorado, School District Number 2, Harrison, (El Paso County, Colorado) General Obligation Bonds, Series 2001	5.500%	12/01/2015	Aaa	1,170,000	1,270,456
Weld County School District 6, Weld County, Colorado, General Obligation Bonds, Series 2002	5.250%	12/01/2016	Aaa	1,530,000	1,645,882

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2006

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Colorado (Cont.)
Highlands Ranch Metropolitan District No. 2, (Douglas County, Colorado) General Obligation Refunding Bonds, Series 2005	4.500%	06/15/2017	Aaa	$1,905,000	$1,981,162
Boulder Valley School District No. RE-2, Boulder and Gilpin Counties, Colorado, General Obligation Bonds, Series 1999	4.750%	12/01/2018	Aa3	2,000,000	2,076,240
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2019	Aaa	600,000	632,886

					26,110,093

Connecticut (1.88%)
State of Connecticut, General Obligation Bonds (Prerefunded to 11-15-2011 @ 100) (a)	5.125%	11/15/2016	Aa3	5,000,000	5,368,200
Clinton, Connecticut, General Obligation Unlimited (Prerefunded to 01-15-2012 @ 100) (a)	5.000%	01/15/2017	Aaa	390,000	418,201
Clinton, Connecticut, General Obligation Unlimited (Prerefunded to 01-15-2012 @ 100) (a)	5.000%	01/15/2018	Aaa	600,000	643,386
The University of Connecticut, General Obligation Bonds, Series A 2004	5.000%	01/15/2018	Aaa	600,000	643,056
Town of New Canaan Connecticut, General Obligation Bonds, Issue of 2004 (Prerefunded to 06-15-2009 @ 100) (a)	4.750%	06/15/2018	Aaa	1,250,000	1,299,575

					8,372,418

Florida (2.16%)
State of Florida, State Board of Education, Public Education Capital Outlay, Refunding Bonds, 1999 Series B	5.500%	06/01/2016	Aa1	4,910,000	5,372,915
JEA St. Johns River Power Park System, Refunding Revenue Bonds, Issue Two, Series Seventeen	5.000%	10/01/2018	AA-	4,000,000	4,228,800

					9,601,715

Georgia (5.06%)
State of Georgia, General Obligation Bonds, Series 1996C	6.250%	08/01/2009	Aaa	3,590,000	3,915,577
State of Georgia, General Obligation Bonds, Series 1995C	5.700%	07/01/2011	Aaa	2,000,000	2,212,060
Gwinnett County Water & Sewer Authority, Georgia, Revenue Series 1998 (Prerefunded to 08-01-2008 @ 102) (a)	5.000%	08/01/2011	Aaa	4,000,000	4,218,680
State of Georgia, General Obligation Bonds, Series 1995B	5.750%	03/01/2012	Aaa	3,000,000	3,351,840
State of Georgia, General Obligation Bonds, Series 1997A	6.250%	04/01/2012	Aaa	3,000,000	3,437,460
State of Georgia, General Obligation Bonds, Series B (Prerefunded to 05-01-2012 @ 100) (a)	5.125%	05/01/2014	Aaa	5,000,000	5,412,000

					22,547,617

Hawaii (1.69%)
City and County of Honolulu, Hawaii, General Obligation Bonds, 1996 Series A (Prerefunded to 09-01-2006 @ 102) (a)	5.400%	09/01/2009	Aaa	1,775,000	1,828,055
City and County of Honolulu, Hawaii, General Obligation Bonds, 1996 Series A (Prerefunded to 09-01-2008 @ 100) (a)	5.400%	09/01/2009	Aaa	2,225,000	2,329,486
State of Hawaii, General Obligation Bonds of 1992, Series BW	6.375%	03/01/2011	AA-	2,945,000	3,318,396
State of Hawaii, General Obligation Bonds of 1992, Series BW (Escrowed to maturity) (a)	6.375%	03/01/2011	AA-	55,000	62,081

					7,538,018

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2006

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Idaho (0.40%)
Nampa School District No. 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003	4.750%	08/15/2018	A	$1,690,000	$1,782,071

Illinois (5.96%)
State of Illinois, General Obligation Bonds, Series of September 1996 (Prerefunded to 09-01-2006 @ 102) (a)	5.450%	09/01/2009	Aaa	4,000,000	4,120,520
Forest Preserve District of Kane County, Kane County, Illinois, General Obligation Bonds, Series 1999 (Prerefunded to 12-30-2009 @ 100) (a)	5.000%	12/30/2011	Aa3	2,500,000	2,636,700
School District Number 112 (North Shore), Lake County, Illinois, Refunding School Bonds, Series 2002	5.750%	12/01/2012	Aa1	3,750,000	4,193,025
Lake County Forest Preserve District, Lake County, Illinois, General Obligation Land Acquisition and Development Bonds, Series 2000	5.000%	12/15/2012	Aaa	2,000,000	2,106,640
State of Illinois, General Obligation Bonds, Illinois, First Series of April 2001	5.375%	04/01/2013	Aaa	2,000,000	2,201,640
DuPage County Forest Preserve District, Illinois, General Obligation, Series 1997 (Prerefunded to 10-01-2008 @ 100) (a)	4.900%	10/01/2013	Aaa	3,785,000	3,912,554
Community Unit School District Number 200, DuPage County, Illinois (Wheaton-Warrenville), General Obligation School Building Bonds, Series 1999 (Prerefunded to 02-01-2009 @ 100) (a)	5.050%	02/01/2015	Aaa	2,195,000	2,292,041
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2015	Aaa	1,045,000	1,122,591
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2016	Aaa	1,100,000	1,178,694
Community Unit School District No. 5, McLean and Woodford Counties, Illinois, General Obligation Refunding School Bonds, Series 2005	4.000%	12/01/2016	Aaa	1,000,000	1,002,890
Community Unit School District Number 200-U Will County, Illinois	5.000%	11/01/2019	Aaa	1,650,000	1,761,953

					26,529,248

Indiana (1.82%)
Southwest Allen, Indiana, High School Building Corp., 1st Mortgage Refunding Bonds, Series 1996B	4.850%	07/15/2006	Aaa	1,075,000	1,080,321
Eagle-Union Community Schools Building Corporation, Boone County, Indiana, 1st Mortgage Refunding Bonds, Series 1999	4.875%	07/05/2015	Aaa	2,325,000	2,408,328
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	07/10/2016	Aaa	2,635,000	2,816,868
Zionsville Community Schools Building Corporation, Boone County, Indiana, First Mortgage Bonds, Series 2005A	5.000%	07/15/2018	Aaa	1,665,000	1,785,862

					8,091,379

Iowa (1.20%)
Polk County, Iowa, Essential County Purpose General Obligation Bonds, Series 2001	5.000%	06/01/2014	Aaa	3,325,000	3,463,054
Board of Regents, State of Iowa, Utility System Revenue Bonds, Series S.U.I. 2006 (b)	4.000%	11/01/2015	Aaa	975,000	986,671
City of West Des Moines, Iowa, General Obligation Bonds, Series 2004A	5.000%	06/01/2018	Aaa	850,000	909,763

					5,359,488

Kansas (2.32%)
Unified School District No. 383, Riley County, Kansas, (Manhattan-Ogden) General Obligation Refunding Bonds, Series 2001	5.000%	11/01/2014	Aaa	2,790,000	2,951,680

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2006

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kansas (Cont.)
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds	5.500%	05/01/2015	Aaa	$2,000,000	$2,265,820
Unified School District No. 233, Johnson County, Kansas, (Olathe) General Obligation School Bonds, Series 2003B	4.500%	09/01/2016	Aaa	1,000,000	1,023,210
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 1999	4.000%	10/01/2017	Aaa	1,300,000	1,301,547
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series A	5.000%	12/01/2017	Aaa	670,000	716,505
Unified School District No. 263, Sedgewick County, Kansas (Mulvane) General Obligation School Building Bonds, Series 2004	5.000%	09/01/2018	Aaa	1,000,000	1,072,160
Unified School District No. 265, Sedwick County, Kansas (Goddard), General Obligation Refunding and Improvement Bonds Series 2005	5.000%	10/01/2018	Aaa	910,000	982,536

					10,313,458

Kentucky (1.45%)
Louisville and Jefferson County Metropolitan Sewer District (Commonwealth of Kentucky), Sewer and Drainage System Revenue Bonds, Series 1999A	5.500%	05/15/2009	Aaa	2,720,000	2,888,260
Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1998A	4.600%	12/01/2013	Aa2	1,665,000	1,735,729
Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1998A	4.700%	12/01/2014	Aa2	1,745,000	1,822,757

					6,446,746

Louisiana (2.48%)
State of Louisiana, General Obligation Bonds, Series 1997 A (Prerefunded to 04-15-2007 @ 102) (a)	5.375%	04/15/2011	Aaa	5,000,000	5,205,100
State of Louisiana, General Obligation Bonds, Series 2003 A	5.000%	05/01/2018	Aaa	4,000,000	4,244,160
City of Shreveport, State of Louisiana, General Obligation Refunding Bonds, Series 2005A	5.000%	05/01/2019	Aaa	1,500,000	1,600,980

					11,050,240

Maryland (2.20%)
Montgomery County, Maryland, General Obligation Consolidated Public Improvement, 1998 Series A (Prerefunded to 05-01-2008 @ 101) (a)	4.875%	05/01/2013	Aaa	3,410,000	3,544,047
State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 2002, Second Series	5.500%	08/01/2014	Aaa	430,000	485,827
Baltimore County Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,050,000	1,128,162
Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2005	4.000%	10/01/2017	Aaa	2,500,000	2,486,175
Washington Suburban Sanitary District, Maryland	5.000%	06/01/2019	Aaa	2,000,000	2,169,260

					9,813,471

Massachusetts (1.53%)
Massachusetts Bay Transportation Authority, General Transportation System Bonds, Series C	5.500%	03/01/2013	Aaa	125,000	138,349
Town of Westborough Massachusetts, General Obligation Bonds, (Unlimited Tax)	5.000%	11/15/2016	Aa3	1,135,000	1,218,854
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (a)	5.250%	08/01/2017	Aa2	5,000,000	5,464,300

					6,821,503

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2006

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (3.04%)
State of Michigan, General Obligation Bonds, Clean Michigan Initiative Program, Series 1999A	5.500%	11/01/2009	Aa2	$3,140,000	$3,353,897
Lake Orion Community School District, County of Oakland, State of Michigan, 2000 School Building and Site Bonds, (General Obligation - Unlimited Tax), Series A (Prerefunded to 05-01-2010 @ 100) (a)	5.550%	05/01/2011	Aaa	2,500,000	2,688,700
Northville Public Schools, Michigan, 1997 General Obligation School Building & Site & Refunding (Prerefunded to 05-01-2007 @ 100) (a)	5.100%	05/01/2011	Aaa	3,800,000	3,874,062
Clarkston Community Schools, County of Oakland, State of Michigan, 1998 Refunding Bonds (General Obligation-Unlimited Tax)	4.850%	05/01/2012	Aaa	1,500,000	1,537,950
Avondale School District, Oakland County, Michigan, 1999 Refunding Bonds (Unlimited Tax General Obligation)	4.850%	05/01/2015	Aaa	1,000,000	1,037,590
Avondale School District, Oakland County, Michigan, 1999 Refunding Bonds (Unlimited Tax General Obligation)	4.900%	05/01/2016	Aaa	1,000,000	1,037,560

					13,529,759

Minnesota (1.07%)
Wayzata Independent School District #284, Minnesota, General Obligation School Building Refunding, Series 1998A	5.000%	02/01/2012	Aa2	3,000,000	3,117,540
Anoka Hennepin Independent School District 11, Coon Rapids, Minnesota, General Obligation, Alternative Facility Bonds, Series 2004A	4.000%	02/01/2017	Aaa	1,665,000	1,667,564

					4,785,104

Mississippi (1.61%)
State of Mississippi, General Obligation Refunding Bonds, Series 2001	5.500%	09/01/2013	Aa3	2,000,000	2,213,060
State of Mississippi, General Obligation Refunding Bonds, Series 2002A	5.500%	12/01/2015	Aa3	2,000,000	2,248,600
DeSoto County School District, DeSoto County, Mississippi, General Obligation Bonds, Series 2005	4.000%	05/01/2018	Aaa	1,685,000	1,659,388
City of Jackson, Mississippi, Water and Sewer System Revenue Refunding Bonds, Series 2005	4.500%	09/01/2018	Aaa	1,000,000	1,030,400

					7,151,448

Missouri (1.52%)
The School District of St. Joseph, (St. Joseph, Missouri), General Obligation School Building Bonds, Series 2000, (Missouri Direct Deposit Program) (Prerefunded to 03-01-2010 @ 101) (a)	5.450%	03/01/2011	AA+	1,375,000	1,479,720
Missouri Highways and Transportation Commission, State Road Bonds, Series A 2001	5.125%	02/01/2016	Aaa	3,000,000	3,223,380
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District) General Obligation Refunding Bonds, Series 2005	4.500%	03/01/2019	Aaa	2,000,000	2,068,800

					6,771,900

Montana (0.12%)
State of Montana, General Obligation Bonds, (Water Pollution Control State Revolving Fund Program), Series 2005G	4.750%	07/15/2018	Aa3	490,000	515,710

Nebraska (3.79%)
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 1992 Series B (Escrowed to maturity) (a)	6.150%	02/01/2012	Aa2	6,000,000	6,601,560

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2006

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Nebraska (Cont.)
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 2002, Series B	5.000%	02/01/2013	Aa2	$2,500,000	$2,682,575
Nebraska Public Power District Revenue Series A	5.000%	01/01/2017	Aaa	3,000,000	3,184,830
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005.	4.500%	11/15/2018	Aaa	2,140,000	2,216,505
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005.	4.500%	11/15/2019	Aaa	2,140,000	2,209,550

					16,895,020

New Hampshire (0.75%)
City of Concord, New Hampshire, General Obligations Bonds	4.750%	07/15/2016	Aa2	515,000	544,082
City of Manchester, New Hampshire, (Manchester Water Works) Water Revenue Bonds, Series 2003	5.000%	12/01/2017	Aa2	2,620,000	2,810,474

					3,354,556

New Jersey (2.03%)
State of New Jersey, General Obligation Bonds, Various Purpose	5.250%	08/01/2014	Aa3	7,000,000	7,703,500
Borough of Fort Lee, New Jersey, General Obligation Bonds, Series 2005	4.000%	07/15/2018	Aaa	1,350,000	1,334,367

					9,037,867

New York (1.19%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D	5.000%	06/15/2016	Aa2	2,000,000	2,129,460
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2005 Series B	4.000%	06/15/2017	Aaa	1,000,000	1,005,350
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2019	Aaa	2,000,000	2,159,420

					5,294,230

North Carolina (0.92%)
County of Wake, North Carolina, General Obligation School Bonds, Series 1997 (Prerefunded to 03-01-2007 @ 101) (a)	4.900%	03/01/2009	Aaa	4,000,000	4,098,040

North Dakota (0.75%)
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2016	Aaa	1,915,000	2,045,507
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2017	Aaa	1,225,000	1,312,637

					3,358,144

Ohio (5.25%)
Hilliard City School District, Ohio, General Obligation (Unlimited Tax) School Improvement Bonds, Series 2000	5.300%	12/01/2010	Aa2	2,000,000	2,147,860
State of Ohio, Higher Education Capital Facilities, General Obligation Bonds, Series 2000A	5.250%	02/01/2011	Aa1	2,000,000	2,132,100
State of Ohio, Full Faith & Credit General Obligation Infrastructure Improvement Bonds, Series 1997 (Prerefunded to 08-01-2007 @ 101) (a)	5.350%	08/01/2012	Aa1	5,000,000	5,179,350
Lakota Local School District, County of Butler, Ohio, General Obligation Unlimited Tax School Improvement and Refunding Bonds, Series 2001	5.250%	12/01/2013	Aaa	2,780,000	2,987,666
Mason City School District, Counties of Warren and Butler, Ohio, School Improvement Unlimited Tax General Obligation Bonds, Series 2001 (Prerefunded to 12-01-2011 @ 100) (a)	5.000%	12/01/2013	Aa2	2,000,000	2,146,180

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2006

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (Cont.)
Delaware County, Ohio, General Obligation, Limited Tax, Sewer District Improvement Bonds, Series 1999	4.900%	12/01/2015	Aaa	$1,970,000	$2,060,561
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2003	5.000%	12/01/2016	Aa2	1,140,000	1,208,320
Ohio State University (A State University of Ohio) General Receipts Bonds, Series 2002 A	5.250%	12/01/2016	Aa2	5,095,000	5,505,402

					23,367,439

Oklahoma (0.40%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 1999	5.250%	12/01/2009	Aa2	1,680,000	1,779,826

Oregon (4.64%)
Portland, Oregon, Sewer System Revenue Refunding Bonds, 1997 Series A	5.000%	06/01/2011	Aaa	4,000,000	4,080,560
Washington and Clackamas Counties School District #23J (Tigard-Tualatin), Oregon, General Obligation Bonds, Series 1995 (Prerefunded to 06-01-2006 @ 100) (a)	5.550%	06/01/2011	Aa3	2,000,000	2,010,940
Deschutes County, Oregon, Administrative School District Number 1 (Bend-La Pine) General Obligation Bonds, Series 2001A (Prerefunded to 06-15-2011 @ 100) (a)	5.500%	06/15/2014	Aaa	3,500,000	3,820,670
Gresham-Barlow School District 10, Multnomah and Clackamas Counties, Oregon, General Obligation Bonds, Series 2001 (Prerefunded to 06-15-2011 @ 100) (a)	5.500%	06/15/2014	Aaa	1,980,000	2,161,408
Newberg School District Number 29J, Yamhill, Clackamas and Washington Counties, Oregon, General Obligation Bonds, Series 2002 (Prerefunded to 06-15-2012 @ 100) (a)	5.250%	06/15/2015	Aaa	3,640,000	3,962,031
Reynolds School District 7, Multnomah County, Oregon, General Obligation Refunding Bonds Series 2000	5.000%	06/15/2015	Aaa	2,135,000	2,331,975
City of Hillsboro, Oregon, Full Faith and Credit Bonds, Series 2004	4.750%	06/01/2018	Aaa	500,000	526,805
Oregon City School District No. 62, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2004	5.000%	06/15/2018	Aaa	1,625,000	1,743,267

					20,637,656

Pennsylvania (1.76%)
Commonwealth of Pennsylvania, General Obligation Bonds, First Series of 2001	5.000%	01/15/2013	Aa2	2,000,000	2,130,560
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2016	Aaa	1,070,000	1,116,920
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2017	Aaa	1,110,000	1,155,510
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2017	Aaa	1,030,000	1,112,544
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.750%	05/15/2018	Aaa	1,160,000	1,224,403
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2018	Aaa	1,000,000	1,076,330

					7,816,267

South Carolina (1.71%)
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 1999	5.500%	02/01/2010	Aa2	2,675,000	2,870,917
School District Number 1 of Richland County, South Carolina, General Obligation Bonds, Series 1999	5.500%	03/01/2010	AA	1,800,000	1,933,812

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2006

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
South Carolina (Cont.)
South Carolina Transportation, Infrastructure Revenue Series A	4.500%	10/01/2014	Aaa	$2,750,000	$2,820,235

					7,624,964

South Dakota (1.09%)
South Dakota, Housing Development Authority Homeownership Mortgage Bonds, 2001 Series D and 2001 Series E	5.000%	05/01/2014	Aa1	4,680,000	4,869,025

Tennessee (3.19%)
Nashville & Davidson County, Tennessee, Water and Sewer Revenue Refunding Bonds, Series 1996	5.250%	01/01/2008	Aaa	4,500,000	4,641,255
Williamson County Tennessee, General Obligation Bonds Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2012	Aa1	2,335,000	2,504,638
Nashville & Davidson County, Tennessee, General Obligation Multi-Purpose Refunding Bonds, Series 2002	5.000%	11/15/2013	Aa2	3,870,000	4,103,825
Williamson County Tennessee, General Obligation Bonds Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2014	Aa1	2,705,000	2,932,815

					14,182,533

Texas (3.50%)
Carrollton-Farmers Branch Independent School District (Dallas County, Texas) School Building Unlimited Tax Bonds, Series 1999	5.375%	02/15/2008	Aaa	1,000,000	1,035,030
State of Texas, Public Finance Authority, General Obligation Refunding Bonds, Series 1996B (Prerefunded to 10-01-2006 @ 100) (a)	5.400%	10/01/2008	AA	3,000,000	3,035,670
Carrollton-Farmers Branch Independent School District (Dallas County, Texas) School Building Unlimited Tax Bonds, Series 1999	5.500%	02/15/2009	Aaa	2,455,000	2,594,960
Fort Worth Independent School District (Tarrant County, Texas), School Building Unlimited Tax Bonds, Series 2000	5.500%	02/15/2010	Aaa	3,000,000	3,220,650
City of San Antonio, Texas, Electric and Gas Systems Revenue Bonds, New Series 2000A (Prerefunded to 02-01-2010 @ 100) (a)	5.750%	02/01/2012	Aa1	2,000,000	2,160,800
McKinney Independent School District (Collin County, Texas), School Building Unlimited Tax Bonds, Series 2000	5.125%	02/15/2012	Aaa	2,115,000	2,230,331
Round Rock Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax School Building and Refunding Bonds, Series 1999	4.750%	08/01/2015	Aaa	750,000	773,542
Round Rock Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax School Building and Refunding Bonds, Series 1999 (Prerefunded to 08-01-2009 @ 100) (a)	4.750%	08/01/2015	Aaa	500,000	520,570

					15,571,553

Utah (0.31%)
City of Provo, Utah County, Utah, General Obligation Library Bonds, Series 1999	5.250%	03/01/2009	Aaa	1,300,000	1,364,896

Virginia (1.04%)
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2001A	5.000%	08/01/2014	Aa1	2,000,000	2,145,840
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 1999A (Prerefunded 08-01-2009 @ 101) (a)	5.000%	08/01/2016	Aaa	1,350,000	1,428,314
Rivanna Water and Sewer Authority, Regional Water and Sewer System Revenue and Refunding Bonds, Series 2005B	4.500%	10/01/2019	Aaa	1,020,000	1,057,750

					4,631,904

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2006

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Washington (3.46%)
Lakewood School District No. 306, Snohomish County, Washington, Unlimited Tax General Obligation Bonds, 2000	5.550%	12/01/2010	Aa1	$2,035,000	$2,203,762
State of Washington, General Obligation Bonds, Series 1993A	5.750%	10/01/2012	AA	4,435,000	4,786,119
State of Washington, General Obligation Bonds, Series 1993A (Escrowed to Maturity) (a)	5.750%	10/01/2012	AA	65,000	70,088
City of Vancouver, Washington, Water and Sewer Revenue Refunding Bonds, 1998	4.600%	06/01/2013	Aaa	1,000,000	1,017,430
Seattle, Washington, Water System Revenue 1998	5.000%	10/01/2013	Aa2	2,495,000	2,638,413
City of Vancouver, Washington, Water and Sewer Revenue Refunding Bonds, 1998	4.650%	06/01/2014	Aaa	2,055,000	2,091,250
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2017	Aaa	705,000	751,509
Tukwila School District No. 406, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2004	5.000%	12/01/2017	Aaa	1,000,000	1,076,180
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2018	Aaa	740,000	785,784

					15,420,535

West Virginia (0.59%)
State of West Virginia, State Road General Obligation Bonds, Series 1998 (Prerefunded to 06-01-2008 @ 101) (a)	5.000%	06/01/2013	Aaa	2,540,000	2,646,604

Wisconsin (2.73%)
State of Wisconsin, General Obligation Refunding Bonds of 1993, Series 2	5.125%	11/01/2010	Aa3	2,500,000	2,659,925
Dane County, Wisconsin, General Obligation Refunding Bonds, Series 1998B	4.800%	03/01/2012	Aaa	2,180,000	2,239,209
Dane County, Wisconsin, General Obligation Refunding Bonds, Series 1998B	4.800%	03/01/2013	Aaa	2,220,000	2,279,429
City of Madison, Wisconsin, General Obligation Promissory Notes, Series 2005-A	4.000%	10/01/2015	Aaa	1,730,000	1,734,273
City of Appleton, Outagamie, Winnebago, and Calumet Counties, Wisconsin, Water System Revenue Refunding Bonds, Series 2001	5.375%	01/01/2016	Aaa	2,985,000	3,235,024

					12,147,860

Total Long-term Municipal Bonds (d) (cost $424,177,568)					439,815,420

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2006

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Shares	Value
Short-term Investments (0.96%)
JPMorgan Tax Free Money Market Fund				4,270,675	$4,270,675

Total Short-term Investments (cost $4,270,675)					4,270,675

TOTAL INVESTMENTS (99.75%) (cost $428,448,243)					444,086,095
OTHER ASSETS, NET OF LIABILITIES (0.25%)					1,129,987

NET ASSETS (100.00%)					$445,216,082

(a)	Advanced Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities to ensure the timely payment of principal and interest.

(b)	Security purchased on a “when-issued” basis.

(c)	Ratings represent the lower of Moody’s or S&P ratings.

(d)	Long-term Municipal Bonds consisted of 27.58% Advanced Refund Bonds, 50.11% General Obligation Bonds and 22.31% Municipal Revenue Bonds.

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). Each Fund has its own investment objective, investment policies, restrictions, and attendant risks.

The investment objective of the Growth Fund is long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing at least 80% of its assets in common stocks and other income producing equity securities.

The investment objective of the Balanced Fund is to seek long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing approximately 60% of its assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in fixed income securities to provide relative stability of principal and income.

The investment objective of the Interim Fund is the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The investment objective of the Municipal Bond Fund is to seek as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds with maturities of one to seventeen years. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”) in the United States.

Securities valuation

Investments are stated at market value. Stocks traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the closing values of such securities on the respective exchanges where the security is primarily traded. Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less, other than U.S. Treasury bills, are valued on an amortized cost basis, which approximates market value. Short sales are valued at market value.

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are valued pursuant to procedures established by the Trust’s Board of Trustees. These procedures require State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, to obtain at least one daily bid price quotation from a broker or dealer in the securities. If SFIMC cannot obtain a daily bid price quotation for the security or if SFIMC believes the bid price quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

Fair value, as a general principle, means the value the Fund might reasonably expect to receive upon sale of that security. In fair valuing a security, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in fair valuing securities include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

Securities transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Securities purchased on a “when-issued” basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At February 28, 2006, the Municipal Bond Fund had a commitment of $982,742 (representing 0.22% of net assets) for when-issued securities.

Federal income taxes

It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, to distribute all taxable income, as well as any net realized gain on sales of investments reportable for federal income tax purposes. Each Fund intends to comply with this policy and, accordingly, no provision for federal income taxes has been made.

As of February 28, 2006, the Fund’s aggregate unrealized gains and losses on securities based on cost for federal income tax purposes were as follows:

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Cost of Investments for Federal Tax Purposes	$1,451,077,528	$728,234,953	$180,481,007	$428,448,243
Gross Unrealized Appreciation	1,767,576,276	433,344,061	31,421	15,917,915
Gross Unrealized (Depreciation)	(67,522,311)	(14,004,513)	(4,048,371)	(280,063)
Net Unrealized Appreciation (Depreciation)	1,700,053,965	419,339,548	(4,016,950)	15,637,852

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at period end. Purchases and sales of investment securities are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated between the Funds in proportion to each Fund’s relative net assets.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President
Date	4/17/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President
Date	4/17/2006

By	/s/ Michael L. Tipsord
Michael L. Tipsord
Senior Vice President and Treasurer
Date	4/17/2006